Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Details) (10K) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Aug. 31, 2015	Jul. 31, 2014
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 3,495,000	$ 1,181,900	$ 5,900,000	$ 2,200,000
Stock-based compensation	2,868,000	1,976,600
Accruals	237,000	231,100
Research & development tax credits	192,000	139,480
Other	2,000	2,100
Gross deferred tax assets	6,794,000	3,531,180
Fixed assets	(97,000)	(110,300)
Intangible assets	(18,000)	(13,400)
Gross deferred tax liabilities	(115,000)	(123,700)
Net deferred tax assets	6,679,000	3,407,480
Valuation allowance	(6,679,000)	(3,407,480)
Deferred tax asset, net of valuation allowance
Changes in valuation allowance	$ 3,271,520	$ (2,922,620)